Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Tax paid
Net amounts payable/(receivable) at beginning of year	R 2,410	R (307)	R (4,754)
Disposal of businesses			40
Net interest and penalties on tax	(5)	(1)	(17)
Income tax per income statement	12,925	16,231	9,509
Reclassification from/(to) held for sale		34	(304)
Foreign exchange differences recognised in income statement	104	25	(14)
Translation of foreign operations	(17)	(41)	513
Current tax beginning balance and expenses	15,417	15,941	4,973
Net tax receivable/(payable) at end of year	(1,465)	(2,410)	307
Tax payable	(1,876)	(3,142)	(806)
Tax receivable	411	732	1,113
Per the statement of cash flows	13,952	13,531	5,280
Dividend withholding tax		(68)
Normal tax including dividend withholding tax	13,952	13,531	5,280
South Africa
Tax paid
Normal tax	11,500	11,739	6,622
Foreign Countries
Tax paid
Normal tax	R 2,452	R 1,860	R (1,342)